Income tax expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Singapore
Income tax expense
Statutory tax rate	17.00%	17.00%
Hong Kong
Income tax expense
Statutory tax rate	16.50%
Hong Kong | Assessable profits on first HK$ 2 million
Income tax expense
Statutory tax rate	8.25%
Assessable profits threshold	$ 2,000,000
Hong Kong | Assessable profits in excess of HK$ 2 million
Income tax expense
Statutory tax rate	16.50%
Assessable profits threshold	$ 2,000,000
Dubai | Up to AED375,000
Income tax expense
Statutory tax rate	0.00%
Taxable income	$ 375,000
Dubai | Over AED375,000
Income tax expense
Statutory tax rate	9.00%
Taxable income	$ 375,000
CHINA
Income tax expense
Statutory tax rate	25.00%